Short-Term Investment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short Term Investments [Line Items]
Changes in fair value of financial instruments	¥ 12,605	$ 1,978	¥ (12,717)	¥ (11,189)
Held-to-maturity Debt Securities
Short Term Investments [Line Items]
Interest income from held to maturity debt securities	350	55	0	0
Trading Securities
Short Term Investments [Line Items]
Changes in fair value of financial instruments	¥ 8,341	$ 1,309	¥ 0	¥ 0